UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538
                                     ------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100    Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)       (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:    09/30/06
                          -----------------------------------
Date of reporting period:   06/30/06
                          -----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
  SHARES    INVESTMENT SECURITIES  -- 102.0%                           VALUE
--------------------------------------------------------------------------------
            PREFERRED STOCK -- 1.3%
     9,000  BAC Capital Trust IV................................... $   196,110
    12,500  Citigroup VIII.........................................     308,250
     4,300  USB Capital IV.........................................     108,618
     5,500  Wells Fargo Capital IX.................................     116,380
                                                                    -----------
            TOTAL PREFERRED STOCK.................................. $   729,358
                                                                    -----------

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 17.1%
$  430,000  PSI Energy Inc, 7.850%, 10/15/07....................... $   440,449
   180,000  Ameritech Capital Funding, 6.150%, 1/15/08.............     180,488
   575,000  Union Pacific Corp, 6.625%, 2/1/08.....................     582,533
   275,000  Miller Brewing Company 144a, 4.250%, 8/15/08...........     266,998
   200,000  CSX Corp, 6.250%, 10/15/08.............................     202,157
   225,000  Capital One Bank, 4.250%, 12/1/08......................     217,635
   300,000  British Sky Broadcasting, 6.875%, 2/23/09..............     307,142
   325,000  Countrywide Home Loan, 4.125%, 9/15/09.................     309,074
   350,000  Goldman Sachs Group Inc, 4.500%, 6/15/10...............     334,624
   200,000  Johnson Controls Inc, 5.250%, 1/15/11..................     194,899
   150,000  Mohawk Industries Inc, 5.750%, 1/15/11.................     147,311
   275,000  Deutsche Telecom, 5.375%, 3/23/11......................     267,239
   235,000  Viacom Inc 144a, 5.750%, 4/30/11.......................     230,821
   290,000  EOP Operating LP, 7.000%, 7/15/11......................     301,271
   125,000  Bristol-Myers Squibb, 5.750%, 10/1/11..................     124,667
   350,000  Sing Telecommunications, 6.375%, 12/1/11...............     356,116
   185,000  Alcoa Inc, 6.000%, 1/15/12.............................     186,251
   250,000  John Deere Capital Corp, 7.000%, 3/15/12...............     263,936
   150,000  General Electric Company, 5.000%, 2/1/13...............     143,676
   175,000  Pulte Homes Inc, 6.250%, 2/15/13.......................     170,377
   130,000  Embarq Corp, 6.738%, 6/1/13............................     129,607
   250,000  New York Life Global Funding 144a, 5.375%, 9/15/13.....     243,989
   175,000  Comcast Corp, 5.300%, 1/15/14..........................     164,646
   335,000  Weingarten Realty, 4.857%, 1/15/14.....................     309,794
   330,000  Citigroup Inc, 5.000%, 9/15/14.........................     308,869
   400,000  Caterpillar Financial Services Corp, 4.750%, 1/17/15...     370,283
   150,000  Southern Power Company, 4.875%, 7/15/15................     136,040
   300,000  Carolina Power & Light, 5.250%, 12/15/15...............     282,731
   300,000  Home Depot Inc, 5.400%, 3/1/16.........................     287,574
   250,000  Ras Laffan Lng II 144a, 5.298%, 9/30/20................     232,950
   225,000  Kroger Company, 8.000%, 9/15/29........................     244,310
   300,000  Quebec Province, 7.500%, 9/15/29.......................     361,968
   150,000  Westvaco Corp, 8.200%, 1/15/30.........................     162,473
   100,000  AOL Time Warner Inc, 7.700%, 5/1/32....................     108,685
   150,000  Southern Copper Corp 144a, 7.500%, 7/27/35.............     143,210

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 102.0%  (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 17.1% (CONTINUED)
$  200,000  BB&T Capital Trust I, 5.850%, 8/18/35.................. $   177,892
   100,000  Fortune Brands Inc, 5.875%, 1/15/36....................      87,147
   225,000  Southern Cal Edison, 5.625%, 2/1/36....................     202,821
   175,000  Florida Power & Light 144a, 6.200%, 6/1/36.............     173,833
   225,000  Commonwealth Bank Australia 144a, 6.024%, 3/29/49......     214,310
   150,000  Wachovia Capital Trust III, 5.800%, 8/29/49............     145,560
                                                                    -----------
            TOTAL CORPORATE BONDS ................................. $ 9,716,356
                                                                    -----------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
 $ 965,000  FHLB, 4.850%, 2/6/08................................... $   955,607
   650,000  FNMA, 5.250%, 1/15/09..................................     646,948
 1,375,000  FNMA, 5.100%, 1/18/11..................................   1,347,039
   993,337  FHLB, 5.250%, 7/28/15..................................     947,085
 1,070,000  FHLMC, 5.375%, 5/18/16.................................   1,056,023
                                                                    -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............... $ 4,952,702
                                                                    -----------

            MORTGAGE-BACKED SECURITIES -- 50.1%
 $ 814,761  FNMA, 5.000%, 11/1/17.................................. $   786,491
   155,690  FNMA, 4.500%, 1/1/18...................................     147,499
   417,955  FNMA, 4.500%, 6/1/18...................................     395,966
   118,448  GNMA, 3.750%, 9/20/24..................................     118,618
   150,563  FNMA, 7.000%, 9/1/27...................................     154,832
    88,285  GNMA, 4.000%, 10/17/29.................................      81,785
    42,300  FHLMC, 7.000%, 5/1/30..................................      43,727
    41,566  FNMA, 8.000%, 5/1/30...................................      43,868
    15,585  GNMA, 8.000%, 7/15/30..................................      16,531
   163,908  FNMA, 7.500%, 1/1/31...................................     169,812
    70,859  FNMA, 6.500%, 6/1/31...................................      71,237
   491,854  FNMA, 6.500%, 7/1/31...................................     494,482
    33,886  FNMA, 8.000%, 7/16/31..................................      35,762
   235,530  FNMA, 6.500%, 6/1/32...................................     237,989
 1,658,677  FNMA TBA, 6.000%, 7/1/32...............................   1,632,242
   270,198  FHLMC, 6.500%, 8/1/32..................................     272,737
   136,697  FNMA, 6.500%, 8/1/32...................................     137,903
   673,164  FHLMC, 6.500%, 9/1/32..................................     679,492
   349,829  FNMA, 6.500%, 9/1/32...................................     352,917
    69,120  FNMA, 6.500%, 9/1/32...................................      69,730
   219,315  FNMA, 7.000%, 4/1/33...................................     224,369
   160,742  FHLMC, 5.500%, 5/1/33..................................     155,072
   512,758  FNMA, 5.000%, 6/1/33...................................     481,173
 1,600,707  FNMA, 5.500%, 7/1/33...................................   1,544,204
   152,980  FNMA, 6.000%, 7/1/33...................................     151,039
   144,463  FHLMC, 5.000%, 8/1/33..................................     135,565
   610,012  FNMA, 4.500%, 8/1/33...................................     555,843
   607,386  FNMA, 5.500%, 8/1/33...................................     585,946
   916,533  IMSA 2003-2, 5.500%, 8/25/33...........................     899,246
   274,535  FNMA, 5.000%, 10/1/33..................................     257,871

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 102.0%  (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 50.1% (CONTINUED)
$  288,361  FNMA, 5.000%, 10/1/33.................................. $   270,858
   537,733  FNMA, 5.500%, 10/1/33..................................     518,751
   230,120  FNMA, 5.000%, 11/1/33..................................     216,152
 1,327,086  Wells Fargo Mortgage Backed Securities Trust, 4.993%,
              2/25/34 .............................................   1,267,202
   365,043  FNMA, 5.000%, 4/1/34...................................     342,321
   645,829  FNMA, 5.000%, 4/1/34...................................     605,630
   151,347  FNMA, 5.000%, 5/1/34...................................     141,926
 1,500,000  CS First Boston Mortgage Securities Corp, 5.000%,
              6/25/35 .............................................   1,436,300
   628,430  RAST 2005, 5.500%, 6/25/35.............................     606,746
   400,000  Greenwich Capital Commercial Funding Corp, 4.111%,
              7/5/35.. ............................................     362,490
 1,150,000  CWALT, 5.500%, 8/25/35.................................   1,106,255
   838,693  FNMA, 6.000%, 9/1/35...................................     826,133
   800,327  FNMA, 6.000%, 9/1/35...................................     796,826
 1,110,000  JP Morgan Chase Commercial Mortgage Securities Corp,
              5.857%, 10/12/35 ....................................   1,112,086
 1,550,149  CS First Boston Mortgage Securities Corp, 5.500%,
              10/25/35 ............................................   1,475,065
   765,126  Structured Asset Securities Corp, 5.500%, 10/25/35.....     729,979
   980,028  WMALT Mortgage Pass-Thru Certificates, 5.500%,
              10/25/35 ............................................     969,900
   682,884  SARM 2005-23, 5.450%, 12/30/35.........................     673,067
   443,910  RFMSI 5.75% 02/25/06, 5.750%, 2/25/36..................     438,996
   192,862  FNCL 6.50% 04/01/36, 6.500%, 4/1/36....................     193,893
   660,000  Banc of America Commercial Mortgage Inc, 4.648%,
              9/11/36 .............................................     619,505
 1,110,000  GE Capital Commercial Mortgage Corp, 3.915%,
              11/10/38 ............................................   1,049,814
 1,000,000  BSCMS 2005-PW10, 5.405%, 12/11/40......................     966,117
   875,000  BSCMS 2005-PWR9, 4.871%, 9/11/42.......................     813,424
                                                                    -----------
            TOTAL MORTGAGE-BACKED SECURITIES....................... $28,473,384
                                                                    -----------

            U.S. TREASURY OBLIGATIONS -- 22.5%
$1,365,000  U.S. Treasury Notes, 4.875%, 5/31/08................... $ 1,357,375
    40,000  U.S. Treasury Notes, 4.500%, 2/15/09...................      39,367
   750,000  U.S. Treasury Notes, 4.875%, 5/15/09...................     744,902
 1,015,000  U.S. Treasury Notes, 3.500%, 8/15/09...................     968,096
 4,140,000  U.S. Treasury Notes, 4.875%, 5/31/11...................   4,097,954
   995,000  U.S. Treasury Notes, 4.000%, 2/15/14...................     924,339
 1,260,701  U.S. Treasury Inflation Protected Securities,
              1.625%, 1/15/15......................................   1,175,260
   390,000  U.S. Treasury Notes, 4.500%, 11/15/15..................     371,475
   220,000  U.S. Treasury Notes, 4.500%, 2/15/16...................     209,309
   945,000  U.S. Treasury Notes, 5.125%, 5/15/16...................     943,892
   600,000  U.S. Treasury Notes, 5.375%, 2/15/31...................     610,360
 1,525,000  U.S. Treasury Bonds, 4.500%, 2/15/36...................   1,367,378
                                                                    -----------
            TOTAL U.S. TREASURY OBLIGATIONS ....................... $12,809,707
                                                                    -----------

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------
                                                                       MARKET
   SHARES   INVESTMENT SECURITIES  -- 102.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 2.3%
 1,318,802  Touchstone Institutional Money Market Fund *........... $ 1,318,802
                                                                    -----------

            TOTAL INVESTMENT SECURITIES -- 102.0%
              (Cost $59,532,204) .................................. $58,000,309

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0%)........  (1,132,185)
                                                                    -----------

            NET ASSETS -- 100.0%................................... $56,868,124
                                                                    ===========

* Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 103.1%                           VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.2%
$  477,012  American Airline, 9.710%, 1/2/07....................... $   479,397
   200,000  CSC Holdings Inc, 7.875%, 12/15/07.....................     202,500
   200,000  Sequa Corp, 8.875%, 4/1/08.............................     208,250
   100,000  Semco Energy Inc, 7.125%, 5/15/08......................      99,286
   200,000  Avista Corp, 9.750%, 6/1/08............................     211,681
   300,000  Marsulex Inc, 9.625%, 7/1/08...........................     299,250
   520,000  Citizens Communications, 7.625%, 8/15/08...............     531,700
    19,000  AES Corp, 9.500%, 6/1/09...............................      20,140
 1,528,000  CSC Holdings Inc, 8.125%, 7/15/09......................   1,554,739
   200,000  Williams Comm Group Inc, 10/1/09**(a)..................           0
   500,000  Northwest Pipeline Corp, 8.125%, 3/1/10................     520,000
   400,000  Polyone Corp, 10.625%, 5/15/10.........................     430,000
 1,175,000  Ford Motor Credit Company, 7.875%, 6/15/10.............   1,083,928
   500,000  BE Aerospace, 8.500%, 10/1/10..........................     527,500
   180,000  Pemex Project Fdg Master Trust, 9.125%, 10/13/10.......     197,100
    22,500  Dow Jones, 8.750%, 12/29/10............................      22,978
 1,000,000  Houghton Mifflin Company, 8.250%, 2/1/11...............   1,012,500
   100,000  Stone Container Corp, 9.750%, 2/1/11...................     102,750
   725,000  Allied Waste North America, 5.750%, 2/15/11............     676,063
   750,000  Chemed Corp, 8.750%, 2/24/11...........................     787,500
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11................     216,000
   156,000  Samsonite Corp, 8.875%, 6/1/11.........................     161,850
 1,000,000  Fresenius Medical Capital Trust IV, 7.875%, 6/15/11....   1,010,000
   100,000  MacDermid Inc, 9.125%, 7/15/11.........................     104,500
 1,250,000  Qwest Corp, 7.875%, 9/1/11.............................   1,265,625
   606,000  General Motors Accept Corp, 6.875%, 9/15/11............     578,221
 1,250,000  Nalco Company, 7.750%, 11/15/11........................   1,246,875
 1,100,000  Forest Oil Corp, 8.000%, 12/15/11......................   1,124,750
   575,000  CMS Energy, 6.300%, 2/1/12.............................     543,375
 1,000,000  Communication & Power Inc, 8.000%, 2/1/12..............   1,010,000
 1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12................   1,012,500
 1,000,000  United Rentals NA Inc, 6.500%, 2/15/12.................     945,000
 1,200,000  Consol Energy Inc, 7.875%, 3/1/12......................   1,239,000
   457,000  United Auto Group Inc, 9.625%, 3/15/12.................     477,565
 1,000,000  M/I Homes Inc, 6.875%, 4/1/12..........................     865,000
 1,095,000  Rotech Healthcare Inc, 9.500%, 4/1/12***...............     911,588
   100,000  Alltrista Corp, 9.750%, 5/1/12.........................     102,000
 1,000,000  El Paso Corp, 7.875%, 6/15/12..........................   1,017,500
 1,000,000  United Refining Company, 10.500%, 8/15/12..............   1,035,000
 1,010,000  US Oncology Inc, 9.000%, 8/15/12.......................   1,050,400
 1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12................     937,500
 1,000,000  Owens-Brockway, 8.750%, 11/15/12.......................   1,041,250
   250,000  Stena AB, 9.625%, 12/1/12..............................     265,625
   750,000  Del Monte Corp, 8.625%, 12/15/12.......................     772,500
   800,000  Rogers Wireless Inc, 7.250%, 12/15/12..................     806,000

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 103.1% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.2% (CONTINUED)
$  530,000  Citizens Communications, 6.250%, 1/15/13............... $   500,850
   761,000  Paramount Resources Ltd, 8.500%, 1/31/13...............     768,610
   800,000  Stewart Enterprises, 6.250%, 2/15/13...................     729,000
   400,000  AES Corp 144a, 8.750%, 5/15/13.........................     428,000
   500,000  Semco Energy Inc, 7.750%, 5/15/13......................     501,529
   500,000  Omnicare Inc, 6.125%, 6/1/13...........................     463,750
   415,000  Edison Mission Energy 144a, 7.500%, 6/15/13............     406,700
 1,000,000  Offshore Logistic, 6.125%, 6/15/13.....................     922,500
   945,000  Chaparral Steel Company, 10.000%, 7/15/13..............   1,030,050
 1,000,000  Range Resources Corp, 7.375%, 7/15/13..................     992,500
   250,000  Reliant Resources Inc, 9.500%, 7/15/13.................     251,250
   300,000  Texas Industries Inc, 7.250%, 7/15/13..................     297,000
   441,000  Windstream Corp 144a, 8.125%, 8/1/13...................     449,820
   773,000  Sungard Data Systems Inc 144a, 9.125%, 8/15/13.........     801,988
 1,000,000  CIA Brasileira De Bebida, 8.750%, 9/15/13..............   1,101,250
   175,000  Ford Motor Credit Company, 7.000%, 10/1/13.............     150,612
   360,000  Rayovac Corp, 8.500%, 10/1/13***.......................     307,800
   633,000  Res-Care Inc, 7.750%, 10/15/13.........................     628,253
   500,000  Stena AB, 7.500%, 11/1/13..............................     485,000
 1,075,000  Dex Media Inc, .000%, 11/15/13.........................     905,688
   357,000  Dex Media Inc, .000%, 11/15/13.........................     300,773
   306,000  Dex Media Inc, 8.000%, 11/15/13........................     307,530
 1,200,000  Pilgrims Pride Corp, 9.250%, 11/15/13..................   1,197,000
 1,252,000  Cenveo Corp, 7.875%, 12/1/13...........................   1,220,700
 1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13............   1,067,500
 1,300,000  Massey Energy Company 144a, 6.875%, 12/15/13...........   1,209,000
   919,000  Mirant North America LLC 144a, 7.375%, 12/31/13........     886,835
 1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14...............     900,000
   379,000  Sungard Data Systems Inc, 4.875%, 1/15/14..............     329,730
 1,140,000  Videotron Ltee, 6.875%, 1/15/14........................   1,080,150
 1,220,000  NRG Energy Inc, 7.250%, 2/1/14.........................   1,189,500
   500,000  Station Casinos, 6.500%, 2/1/14........................     465,000
 1,400,000  GCI Inc, 7.250%, 2/15/14...............................   1,350,999
   686,000  Rogers Wireless Inc, 6.375%, 3/1/14....................     653,415
 1,006,000  Asbury Automotive Group, 8.000%, 3/15/14...............     975,820
   560,000  HCA Inc, 5.750%, 3/15/14...............................     500,746
   400,000  Trinity Industries Inc, 6.500%, 3/15/14................     390,000
   250,000  US Concrete Inc, 8.375%, 4/1/14........................     252,500
 1,000,000  US Concrete Inc 144a, 8.375%, 4/1/14...................     982,600
   187,000  Autonation Inc 144a, 7.000%, 4/15/14...................     184,195
   322,000  Glencore Funding LLC 144a, 6.000%, 4/15/14.............     294,078
 1,000,000  International Steel Group, 6.500%, 4/15/14.............     945,000
 1,350,000  CHC Helicopter Corp, 7.375%, 5/1/14....................   1,296,000
 1,197,000  Sensata Technologies BV 144a, 8.000%, 5/1/14...........   1,155,105
   500,000  Iasis Healthcare, 8.750%, 6/15/14......................     490,000
   222,000  Sealy Mattress Company, 8.250%, 6/15/14................     222,000
 1,250,000  Foundation PA Coal Company, 7.250%, 8/1/14.............   1,218,750

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 103.1% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.2% (CONTINUED)
$1,000,000  Fisher Scientific International, 6.750%, 8/15/14....... $   996,250
 1,037,000  Panamsat Corp, 9.000%, 8/15/14.........................   1,052,555
   500,000  Petrobras International Finance, 7.750%, 9/15/14.......     518,750
   838,000  Dresser-Rand Group Inc, 7.375%, 11/1/14................     800,290
   500,000  Spectrum Brands Inc, 7.375%, 2/1/15....................     406,250
   949,000  Novelis Inc 144a, 7.750%, 2/15/15......................     911,040
   245,000  Holly Energy Partners LP, 6.250%, 3/1/15...............     224,175
   500,000  Meritage Homes Corp, 6.250%, 3/15/15...................     421,250
   400,000  AES Corp 144a, 9.000%, 5/15/15.........................     430,000
   395,000  Ventas Realty LP, 7.125%, 6/1/15.......................     395,000
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15..................     238,750
 1,250,000  Beazer Homes USA, 6.875%, 7/15/15......................   1,137,500
   620,000  Southern Copper Corp, 6.375%, 7/27/15..................     592,732
 1,422,000  Mylan Laboratories Inc, 6.375%, 8/15/15................   1,358,009
   392,000  Nell Af Sarl 144a, 8.375%, 8/15/15.....................     376,810
 1,246,000  Ikon Office Solutions, 7.750%, 9/15/15.................   1,233,540
 1,540,000  Gibraltar Industries Inc 144a, 8.000%, 12/1/15.........   1,532,299
   367,000  Atlas Pipeline Partners 144a, 8.125%, 12/15/15.........     365,624
   151,000  Atlas Pipeline Partners 144a, 8.125%, 12/15/15.........     150,434
   306,000  Omnicare Inc, 6.875%, 12/15/15.........................     290,700
 1,197,000  Case Corp, 7.250%, 1/15/16.............................   1,131,165
 1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16................     945,000
   427,000  DRS Technologies Inc, 6.625%, 2/1/16...................     413,123
 1,360,000  HCA Inc, 6.500%, 2/15/16...............................   1,257,491
   285,000  Copano Energy LLC 144a, 8.125%, 3/1/16.................     283,575
   667,000  Quebecor Media Inc, 7.750%, 3/15/16....................     653,660
   500,000  Service Corp International, 6.750%, 4/1/16.............     460,000
 1,250,000  Basic Energy Services 144a, 7.125%, 4/15/16............   1,162,500
   944,000  Transcont Gas Pipe Corp 144a, 6.400%, 4/15/16..........     903,880
   530,000  Sierra Pacific Power Company 144a, 6.000%, 5/15/16.....     503,893
   219,000  Windstream Corp 144a, 8.625%, 8/1/16...................     223,928
   395,000  Stena AB, 7.000%, 12/1/16..............................     363,400
   158,000  Service Corp International 144a, 8.000%, 6/15/17.......     147,730
   537,000  Chesapeake Energy Corp 144a, 6.500%, 8/15/17...........     490,013
 1,000,000  Gazprom International 144a, 7.201%, 2/1/20.............   1,013,750
 1,000,000  Broadwing Inc, 7.250%, 6/15/23.........................     955,000
 1,300,000  Ford Motor Company, 7.450%, 7/16/31***.................     939,250
 1,088,000  General Motors Accept Corp, 8.000%, 11/1/31............   1,045,731
   568,000  General Motors, 8.375%, 7/15/33***.....................     457,240
   800,000  Ava Capital Trust III, 6.500%, 4/1/34..................     782,706
                                                                    -----------
            TOTAL CORPORATE BONDS.................................. $89,458,955
                                                                    -----------

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
(CONTINUED)
--------------------------------------------------------------------------------
                                                                      MARKET
  SHARES    INVESTMENT SECURITIES  -- 103.1% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 5.9%
 5,441,890  Touchstone Institutional Money Market Fund*(b)......... $ 5,441,890
                                                                    -----------

            TOTAL INVESTMENT SECURITIES -- 103.1%
              (Cost $97,203,882) .................................. $94,900,845

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.1%)........  (2,827,471)
                                                                    -----------

            NET ASSETS -- 100.0%................................... $92,073,374
                                                                    ===========

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

**    Non-income producing security.

*** All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $2,589,719.

(a)   Security valued at fair value (See Note 2).

(b) As of June 30, 2006, $2,691,441 represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.0%                           VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 28.2%
$1,500,000  Suntrust Bank, 7.375%, 7/1/06......................... $  1,500,000
 4,000,000  Caterpillar Financial Services Corp, 5.143%, 7/10/06..    4,000,031
   802,000  American General Finance, 5.875%, 7/14/06.............      802,313
 4,794,000  HSBC Finance Corp, 7.200%, 7/15/06....................    4,798,639
 1,760,000  Union Bank Switzerland NY, 7.250%, 7/15/06............    1,761,724
   946,000  Wachovia Corp, 7.500%, 7/15/06........................      946,981
 1,000,000  Associates Corp, 7.550%, 7/17/06......................    1,001,220
   500,000  American Express, 5.392%, 7/19/06.....................      500,147
 1,302,000  Banc One Corp, 6.875%, 8/1/06.........................    1,304,432
 3,636,000  Credit Suisse FB USA Inc, 5.875%, 8/1/06..............    3,638,672
 4,433,000  Wal-Mart, 5.450%, 8/1/06..............................    4,433,317
   325,000  Wells Fargo Company, 6.875%, 8/8/06...................      325,686
   870,000  Citigroup Inc, 5.500%, 8/9/06.........................      870,957
 1,710,000  Coca-Cola Enterprises, 5.375%, 8/15/06................    1,711,049
 4,900,000  JP Morgan Chase & Company, 5.625%, 8/15/06............    4,905,623
   500,000  Key Bank, 7.125%, 8/15/06.............................      501,039
 9,000,000  Key Bank, 7.125%, 8/15/06.............................    9,022,103
 1,760,000  National City Bank, 2.375%, 8/15/06...................    1,755,002
   985,000  Wells Fargo Company, 7.125%, 8/15/06..................      988,207
   600,000  American Express, 5.500%, 9/12/06.....................      601,322
   450,000  Bank of America Corp, 7.125%, 9/15/06.................      452,363
   293,000  Bank of America Corp, 7.500%, 9/15/06.................      294,604
 1,689,000  BankBoston NA, 7.375%, 9/15/06........................    1,696,621
   900,000  Caterpillar Financial Services Corp, 2.350%, 9/15/06..      895,952
   624,000  Coca-Cola Enterprises, 2.500%, 9/15/06................      620,033
   500,000  Key Bank, 7.550%, 9/15/06.............................      502,158
 1,000,000  National Rural Utilities, 7.300%, 9/15/06.............    1,005,832
   250,000  Northern Trust Company, 7.300%, 9/15/06...............      251,274
 2,000,000  Wachovia Bank NA, 7.800%, 9/15/06.....................    2,011,740
   384,000  General Electric Capital Corp, 2.750%, 9/25/06........      382,251
   995,000  SLM Corp, 3.500%, 9/30/06.............................      990,068
   135,000  Citigroup Inc, 7.125%, 10/1/06........................      135,844
 1,500,000  Caterpillar Financial Services Corp, 2.500%, 10/3/06..    1,491,251
   100,000  Bear Stearns Company Inc, 7.250%, 10/15/06............      100,688
 1,010,000  Bank One Corp, 7.000%, 10/16/06.......................    1,016,757
   500,000  Bayerische Landesbank, 2.600%, 10/16/06...............      496,557
 1,750,000  General Electric Capital Corp, 6.500%, 11/1/06........    1,757,311
 5,630,000  HSBC Finance Corp, 7.000%, 11/1/06....................    5,670,868
 4,630,000  Amsouth Bank NA, 2.820%, 11/3/06......................    4,596,937
 1,939,000  First Union Corp, 6.750%, 11/15/06....................    1,950,949
   300,000  HSBC Finance Corp, 2.650%, 11/15/06...................      296,739
   250,000  HSBC Finance Corp, 2.900%, 11/15/06...................      248,250
   696,000  US Bank NA, 2.850%, 11/15/06..........................      690,847
 2,500,000  Wachovia Corp, 6.625%, 11/15/06.......................    2,516,687
11,203,000  Alabama Power Company, 2.800%, 12/1/06................   11,097,120
 1,675,000  Regions Bank, 2.900%, 12/15/06........................    1,658,316

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.0% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 28.2% (CONTINUED)
$1,280,000  Bear Stearns Company Inc, 5.700%, 1/15/07............. $  1,285,835
   550,000  HSBC Finance Corp, 4.650%, 1/15/07....................      547,919
 1,000,000  JP Morgan Chase & Company, 6.875%, 1/15/07............    1,008,487
 1,138,000  Merrill Lynch & Company, 7.000%, 1/15/07..............    1,148,994
   330,000  Morgan Stanley Dean Witter Inc, 8.330%, 1/15/07.......      335,610
   785,000  MBNA Corp, 6.250%, 1/17/07............................      789,967
 4,565,000  Fifth Third Bank, 2.700%, 1/30/07.....................    4,505,907
 7,075,000  HSBC Finance Corp, 5.750%, 1/30/07....................    7,102,864
 1,410,000  Bank of America Corp, 5.250%, 2/1/07..................    1,412,506
 1,498,000  JP Morgan Chase & Company, 7.125%, 2/1/07.............    1,515,849
 1,000,000  Merrill Lynch & Company, 5.360%, 2/1/07...............    1,001,462
 1,850,000  US Bank NA, 2.870%, 2/1/07............................    1,822,736
   100,000  Caterpillar Financial Services Corp, 3.000%, 2/15/07..       98,860
 1,086,000  Bear Stearns Company Inc, 7.000%, 3/1/07..............    1,099,635
   950,000  HSBC Finance Corp, 7.875%, 3/1/07.....................      964,563
 8,445,000  National Rural Utilities, 6.500%, 3/1/07..............    8,515,430
 1,300,000  US Bank NA, 2.400%, 3/12/07...........................    1,274,718
 1,000,000  Bank of Montreal, 7.800%, 4/1/07......................    1,017,211
 2,965,000  Gannett Company Inc, 5.500%, 4/1/07...................    2,965,395
 2,200,000  McConald's Corp, 5.375%, 4/30/07......................    2,197,838
 3,001,000  Bank One Corp, 7.600%, 5/1/07.........................    3,052,385
 1,000,000  Bank One Corp, 7.125%, 5/15/07........................    1,014,581
   250,000  Caterpillar Financial Services, 3.100%, 5/15/07.......      244,980
   500,000  HSBC Finance Corp, 5.900%, 5/15/07....................      500,724
 1,658,000  HSBC Finance Corp, 7.650%, 5/15/07....................    1,688,034
   447,000  General Electric Capital Corp, 8.700%, 5/21/07........      459,357
   524,000  Caterpillar Financial Services, 4.875%, 6/15/07.......      519,940
   273,000  General Electric Capital Corp, 5.000%, 6/15/07........      271,174
 2,000,000  Union Planters Bank, 5.125%, 6/15/07..................    1,989,408
 9,682,000  ABN AMRO Bank Chicago, 7.125%, 6/18/07................    9,831,172
                                                                   ------------
            TOTAL CORPORATE BONDS................................. $148,380,022
                                                                   ------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
 $ 250,000  Overseas Private Investment Corp, 5.300%, 10/1/06..... $    250,000
 6,000,000  Overseas Private Investment Corp, 5.350%, 12/31/10....    6,000,000
 5,232,558  Overseas Private Investment Corp, 5.280%, 11/15/13....    5,232,361
                                                                   ------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ............. $ 11,482,361
                                                                   ------------

            VARIABLE RATE DEMAND NOTES -- 52.1%
 $ 495,000  Athens-Clarke Co GA Univ Govt Dev Auth Rev
              (Univ of GA Athletic), 5.300%, 7/1/06............... $    495,000
 1,025,000  CO Hlth Facs Auth Rev, 5.350%, 7/1/06.................    1,025,000
 2,580,000  WA St HFC MFH Rev (Auburn Meadows), 5.430%, 7/1/06....    2,580,000
 4,415,000  WA St HFC MFH Rev (Woodland Retirement),
              5.430%, 7/1/06 .....................................    4,415,000
 3,950,000  Yuengling Beer Company Inc, 5.150%, 7/1/06............    3,950,000
 3,000,000  Ogden City UT Redev Agy Rev, 5.490%, 7/4/06...........    3,000,000
   300,000  2880 Stevens Creek LLC, 5.410%, 7/5/06................      300,000

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 52.1% (CONTINUED)
$  400,000  Central Concrete Supermix FRN, 5.360%, 7/5/06......... $    400,000
 2,245,000  Hass Door Company & Nofziger Door Company
              Intl Inc, 5.420%, 7/5/06............................    2,245,000
 1,350,000  Malone College, 5.470%, 7/5/06........................    1,350,000
    80,000  Santa Clara Co CA Hsg Auth MFH Rev (Willows),
              5.550%, 7/5/06 .....................................       80,000
 2,000,000  179 Lincoln Hwy / Mealey, 5.450%, 7/6/06..............    2,000,000
   300,000  Alameda Co CA IDA Rev (Bema Electronic),
              5.410%, 7/6/06 .....................................      300,000
 2,000,000  Albany NY IDA Civic Fac Rev (Albany Med Ctr),
              5.400%, 7/6/06 .....................................    2,000,000
   575,000  Allegheny Co PA Redev Auth (Brentwood Towne Square),
              5.510%, 7/6/06 .....................................      575,000
 3,215,000  American Micro Products FRN, 5.400%, 7/6/06...........    3,215,000
 3,000,000  American Self Storage, 5.300%, 7/6/06.................    3,000,000
   400,000  Automated Packaging Sys, 5.470%, 7/6/06...............      400,000
 3,822,000  Avalon Foodservice Inc, 5.420%, 7/6/06................    3,822,000
 1,010,000  Bluegrass Paving Inc FRN, 5.420%, 7/6/06..............    1,010,000
 1,455,000  CA Statewide Cmntys Dev Auth Rev (Park David),
              5.430%, 7/6/06 .....................................    1,455,000
 5,954,000  Class B Rev Bnd Ctf Ser 2004-2, 5.600%, 7/6/06........    5,954,000
   570,000  CO HFA EDR, 5.430%, 7/6/06............................      570,000
 5,737,000  Community Christian Church, 5.310%, 7/6/06............    5,737,000
   465,000  Connelly / Brueshaber Partnership, 5.500%, 7/6/06.....      465,000
 5,000,000  Cubba Capital LLC, 5.400%, 7/6/06.....................    5,000,000
12,265,000  Cubba Capital LLC, 5.399%, 7/6/06.....................   12,265,000
 6,850,000  Cunat Capital Corp, 5.370%, 7/6/06....................    6,850,000
 3,100,000  Doering Family Ltd, 5.350%, 7/6/06....................    3,100,000
 3,990,000  Educational Management FRN, 5.370%, 7/6/06............    3,990,000
   425,000  Employers Resource Associates Inc, 5.450%, 7/6/06.....      425,000
 1,792,000  Fairway LLC, 5.370%, 7/6/06...........................    1,792,000
 1,435,000  Farley Investment Property, 5.400%, 7/6/06............    1,435,000
 3,680,000  First Baptist Church of Tuscaloosa AL, 5.480%,
              7/6/06 .............................................    3,680,000
 1,350,000  FL HFC Rev (Tuscany), 5.510%, 7/6/06..................    1,350,000
   600,000  FL HFC Rev (Waterford Pointe), 5.440%, 7/6/06.........      600,000
 2,000,000  Genoa Medical Development, 5.350%, 7/6/06.............    2,000,000
10,335,000  Grasshopper Investments, 5.350%, 7/6/06...............   10,335,000
 5,000,000  Heart Center Cascades, 5.400%, 7/6/06.................    5,000,000
 3,320,000  HPC Capital LLC, 5.350%, 7/6/06.......................    3,320,000
 7,255,000  ID Hlth Facs Auth Rev, 5.400%, 7/6/06.................    7,255,000
 2,285,000  Independence Petroleum, 5.370%, 7/6/06................    2,285,000
   875,000  Jake Sweeney Automotive, 5.350%, 7/6/06...............      875,000
 3,250,000  JJB Properties LLC OK Rev, 5.340%, 7/6/06.............    3,250,000
 4,935,000  JJJ Home Product Center, 5.420%, 7/6/06...............    4,935,000
 2,000,000  JL Capital One LLC, 5.470%, 7/6/06....................    2,000,000
 5,120,000  John Q Hammons Rev Tr Ser 2004, 5.460%, 7/6/06........    5,120,000
 5,100,000  Jungs Station Associates, 5.360%, 7/6/06..............    5,100,000
 1,845,000  LA Loc Govt Envir Facs Cmnty Dev Auth Rev, 5.560%,
              7/6/06 .............................................    1,845,000
 2,450,000  Long Beach CA Rev (Towne Ctr Site), 5.410%, 7/6/06....    2,450,000
 1,250,000  Los Lunas NM Indl Rev, 5.370%, 7/6/06.................    1,250,000
 2,835,000  Louisville & Jefferson Co KY Metro Govt IDR,
              5.510%, 7/6/06 .....................................    2,835,000
 4,780,000  MA St Dev Fin Agy Rev (Bridgewell Inc),
              5.400%, 7/6/06..... ................................    4,780,000

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 52.1% (CONTINUED)
$3,660,000  Mack Industries Inc, 5.400%, 7/6/06................... $  3,660,000
 1,270,000  Mailender-Abel, 5.400%, 7/6/06........................    1,270,000
   450,000  Matandy Steel & Metal Products, 5.370%, 7/6/06........      450,000
 1,500,000  Medical Properties Inv FRN, 5.350%, 7/6/06............    1,500,000
   310,000  Merger Hospitality LLC FRN, 5.350%, 7/6/06............      310,000
 5,260,000  MI St Strategic Fd Ltd Rev, 5.390%, 7/6/06............    5,260,000
 3,045,000  Monte Cristo Enterprises FRN, 5.540%, 7/6/06..........    3,045,000
19,445,000  Mountain Agency Inc, 5.500%, 7/6/06...................   19,445,000
 3,085,000  MS Business Fin Corp IDR (Koch Freezers LLC),
              5.420%, 7/6/06 .....................................    3,085,000
 7,830,000  MSH Realty Company, 5.460%, 7/6/06....................    7,830,000
 6,800,000  OK Christian Univ, 5.400%, 7/6/06.....................    6,800,000
 1,530,000  Osprey Properties Ltd FRN, 5.370%, 7/6/06.............    1,530,000
   300,000  P&P Investment Company Inc FRN, 5.470%, 7/6/06........      300,000
   965,000  Paks Partners, 5.350%, 7/6/06.........................      965,000
 2,815,000  Plant City Church of God Ser 2004, 5.510%, 7/6/06.....    2,815,000
   400,000  Powell Healthcare Real Estate FRN, 5.420%, 7/6/06.....      400,000
 1,825,000  Rev Bd Ctf (Chimney Hills) Ser 2005-6, 5.600%,
              7/6/06..............................................    1,825,000
 5,315,000  Rev Bd Ctf (Greens of Merrill Creek) Ser 2005-3,
              5.600%, 7/6/06 .....................................    5,315,000
 2,810,000  Rev Bd Ctf (Palm Bay) Ser 2004-23, 5.600%, 7/6/06.....    2,810,000
 1,950,000  Riverhead NY IDA IDR (Atlantis Marine),
              5.380%, 7/6/06 .....................................    1,950,000
 1,265,000  Riverside Co CA IDA IDR (Advance Business),
              5.450%, 7/6/06 .....................................    1,265,000
   500,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts),
              5.380%, 7/6/06 .....................................      500,000
   500,000  San Bernardino Co CA Hsg Auth MFH Rev, 5.400%,
              7/6/06..............................................      500,000
 3,300,000  SE Christian Church KY, 5.460%, 7/6/06................    3,300,000
 2,065,000  Southwestern IL Dev Auth IDR (Mattingly Lumber),
              5.490%, 7/6/06 .....................................    2,065,000
 2,825,000  SPG Capital LLC, 5.390%, 7/6/06.......................    2,825,000
 2,570,000  St James Properties, 5.370%, 7/6/06...................    2,570,000
 1,940,000  Temple Baptist Church, 5.390%, 7/6/06.................    1,940,000
   900,000  The Harper Company FRN, 5.420%, 7/6/06................      900,000
 3,610,000  Trinity Baptist Church, 5.460%, 7/6/06................    3,610,000
 1,000,000  Trust No B-2, 5.450%, 7/6/06..........................    1,000,000
   600,000  TX Student Hsg & Cmnty Affairs MFH (Post Oak),
              5.430%, 7/6/06 .....................................      600,000
 5,000,000  United Fuels LLC, 5.300%, 7/6/06......................    5,000,000
 3,740,000  Vista Funding Corp Ser 01-B, 5.370%, 7/6/06...........    3,740,000
   500,000  WA St HFC MFH Rev (Brittany Park), 5.380%, 7/6/06.....      500,000
 1,125,000  WA St HFC MFH Rev (Mallard Lakes), 5.400%, 7/6/06.....    1,125,000
 4,000,000  Wellington Green LLC, 5.400%, 7/6/06..................    4,000,000
 2,085,000  Westgate Investment Fund, 5.370%, 7/6/06..............    2,085,000
   700,000  Wilmington Iron & Metal FRN, 5.410%, 7/6/06...........      700,000
 1,085,000  Yankee Hill Hsg LP, 5.370%, 7/6/06....................    1,085,000
 3,740,000  Bel Air Investments LLC, 5.500%, 7/7/06...............    3,740,000
   995,000  First Church of Nazarene Pascagoula MS,
              5.500%, 7/7/06                                            995,000
 4,385,000  Pearlstine Distributors, 5.350%, 7/7/06...............    4,385,000
                                                                   ------------
            TOTAL VARIABLE RATE DEMAND NOTES ..................... $274,460,000
                                                                   ------------

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT      INVESTMENT SECURITIES  -- 100.0%                          VALUE
--------------------------------------------------------------------------------
             TAXABLE MUNICIPAL BONDS -- 5.9%
$ 1,045,000  First FL Govt Fin Comm Rev, 7.500%, 7/1/06 ........... $  1,045,000
  1,000,000  Albuquerque NM Indl Rev, 5.370%, 7/6/06...............    1,000,000
  1,585,000  Albuquerque NM Indl Rev, 5.370%, 7/6/06...............    1,585,000
  6,250,000  Glendale AZ IDA, 5.360%, 7/6/06.......................    6,250,000
  1,675,000  Graves Co KY Indl Rev, 5.400%, 7/6/06.................    1,675,000
  4,320,000  HPC Capital LLC, 5.350%, 7/6/06.......................    4,320,000
  2,500,000  IL Fin Auth Rev, 5.380%, 7/6/06.......................    2,500,000
  1,800,000  Savannah GA College Art & Design, 5.350%, 7/6/06......    1,800,000
  3,000,000  Sacramento Co CA Pension Funding, 6.625%, 8/15/06.....    3,005,782
  2,095,000  Pittsburgh PA Urban Redev Auth Spl Tax, 4.500%,
               9/1/06 .............................................    2,096,034
  1,555,000  Butler Co OH BANS, 4.600%, 10/12/06...................    1,555,000
    765,000  Austin TX Rent Car Spl Fac Rev, 6.100%, 11/15/06......      767,986
    430,000  CA Statewide Cmntys Dev Auth Rev, 4.000%, 11/15/06....      428,018
  1,700,000  Tulane University LA, 8.000%, 10/1/15.................    1,711,139
  1,165,000  LA Loc Govt Envir FACS Cmnty Dev Auth Rev, 5.540%,
               11/1/35 ............................................    1,165,000
                                                                    ------------
             TOTAL TAXABLE MUNICIPAL BONDS ........................ $ 30,903,959
                                                                    ------------

             TIME DEPOSITS -- 8.8%
$22,154,000  BNP Paribas, 5.290%, 7/3/06........................... $ 22,154,000
 23,000,000  Fortis Time Deposit, 5.300%, 7/3/06...................   23,000,000
  1,000,000  BNP Paribas, 8.350%, 6/15/07..........................    1,026,546
                                                                    ------------
             TOTAL TIME DEPOSITS .................................. $ 46,180,546
                                                                    ------------

             COMMERCIAL PAPER -- 2.8%
$15,000,000  Societe Generale, 7/3/06.............................. $ 14,995,600
                                                                    ------------

             TOTAL INVESTMENT SECURITIES -- 100.0%
             (Amortized Cost $526,402,489)......................... $526,402,488

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%.........       31,659
                                                                    ------------

             NET ASSETS -- 100.0%.................................. $526,434,147
                                                                    ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.1%                           VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 30.1%
$  500,000  Suntrust Bank, 7.375%, 7/1/06......................... $    500,000
 1,000,000  Caterpillar Financial Services Corp, 5.143%, 7/10/06..    1,000,008
   700,000  American Express, 5.289%, 7/15/06.....................      700,280
   410,000  Chase Manhattan Corp, 7.875%, 7/15/06.................      410,503
   430,000  HSBC Finance Corp, 7.200%, 7/15/06....................      430,411
   868,000  Wachovia Corp, 7.500%, 7/15/06........................      868,839
   140,000  General Electric Capital Corp, 2.970%, 7/26/06........      139,824
   321,000  Banc One Corp, 6.875%, 8/1/06.........................      321,622
 1,740,000  Credit Suisse FB USA Inc, 5.875%, 8/1/06..............    1,741,759
 1,467,000  Wal-Mart, 5.450%, 8/1/06..............................    1,467,145
   650,000  Wells Fargo Company, 6.875%, 8/8/06...................      651,346
 2,103,000  Citigroup Inc, 5.500%, 8/9/06.........................    2,104,771
 1,938,000  Coca-Cola Enterprises, 5.375%, 8/15/06................    1,938,907
   100,000  General Electric Capital Corp, 2.625%, 8/15/06........       99,669
 2,535,000  JP Morgan Chase & Company, 5.625%, 8/15/06............    2,537,603
   205,000  Key Bank NA, 7.125%, 8/15/06..........................      205,480
 2,030,000  Key Bank NA, 7.125%, 8/15/06..........................    2,034,887
   100,000  National City Bank, 2.375%, 8/15/06...................       99,716
   291,000  American Express, 5.500%, 9/12/06.....................      291,379
   300,000  Bank of America Corp, 7.125%, 9/15/06.................      301,254
   763,000  Bank of America Corp, 7.500%, 9/15/06.................      767,190
   120,000  BankBoston NA, 7.375%, 9/15/06........................      120,516
   982,000  Caterpillar Financial Services Corp, 2.350%, 9/15/06..      976,841
   366,000  Coca-Cola Enterprises, 2.500%, 9/15/06................      364,335
   247,000  FPL Group Capital Inc, 7.625%, 9/15/06................      248,739
   353,000  National Rural Utilities, 7.300%, 9/15/06.............      354,691
   424,000  Suntrust Bank, 7.250%, 9/15/06........................      426,032
   300,000  SLM Corp, 3.500%, 9/30/06.............................      298,429
   335,000  ChevronTexaco Corp, 8.250%, 10/1/06...................      338,188
   275,000  Citigroup Global Markets, 7.125%, 10/1/06.............      276,613
   122,000  Golden State Bancorp, 10.000%, 10/1/06................      123,265
   170,000  First Union, 7.125%, 10/15/06.........................      170,964
 1,100,000  Bank One Corp, 7.000%, 10/16/06.......................    1,106,896
   100,000  General Electric Capital Corp, 6.500%, 11/1/06........      100,646
 1,172,000  Suntrust Bank, 2.500%, 11/1/06........................    1,162,521
   330,000  Wachovia Corp, 4.950%, 11/1/06........................      329,409
   125,000  Amsouth Bank NA, 2.820%, 11/3/06......................      123,962
   345,000  General Electric Capital Corp, 3.125%, 11/9/06........      342,857
   100,000  Caterpillar Financial Services Corp, 3.000%,
              11/15/06............................................       99,203
   150,000  CitiFinancial, 6.625%, 11/15/06.......................      150,892
   761,000  US Bancorp, 2.850%, 11/15/06..........................      755,018
   100,000  Wachovia Corp, 6.625%, 11/15/06.......................      100,675
 3,265,000  Alabama Power Company, 2.800%, 12/1/06................    3,234,575
   124,000  General Electric Capital Corp, 7.875%, 12/1/06........      125,228
   440,000  UnionBanCal Corp, 5.750%, 12/1/06.....................      441,188

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.1% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 30.1% (CONTINUED)
$  198,000  JP Morgan Chase & Company, 3.125%, 12/11/06........... $   196,130
   410,000  Regions Bank, 2.900%, 12/15/06........................     405,747
   660,000  Bear Stearns Company Inc, 5.700%, 1/15/07.............     662,771
   310,000  Fleetboston Financial Corp, 8.625%, 1/15/07...........     315,598
   110,000  HSBC Finance Corp, 4.650%, 1/15/07....................     109,493
   260,000  JP Morgan Chase & Company, 6.875%, 1/15/07............     261,907
   389,000  Merrill Lynch & Company, 7.000%, 1/15/07..............     392,497
 1,375,000  Fifth Third Bank, 2.700%, 1/30/07.....................   1,358,605
 1,475,000  HSBC Finance Corp, 5.750%, 1/30/07....................   1,481,215
 1,000,000  Bank of America Corp, 5.250%, 2/1/07..................   1,002,226
 1,320,000  JP Morgan Chase & Company, 7.125%, 2/1/07.............   1,334,683
   512,000  Merrill Lynch & Company, 5.360%, 2/1/07...............     512,748
   875,000  US Bank NA, 2.870%, 2/1/07............................     863,713
   324,000  HSBC Finance Corp, 8.375%, 2/15/07....................     329,626
   200,000  HSBC Finance Corp, 6.875%, 3/1/07.....................     201,921
 1,385,000  National Rural Utilities, 6.500%, 3/1/07..............   1,394,802
   270,000  Citigroup Inc, 5.000%, 3/6/07.........................     269,433
   105,000  Caterpillar Financial Services Corp, 5.250%, 3/15/07..     105,010
 1,000,000  HSBC Finance Corp, 5.000%, 3/15/07....................     999,309
   425,000  Bank of Montreal, 7.800%, 4/1/07......................     432,279
   979,000  Gannett Company Inc, 5.500%, 4/1/07...................     979,117
   100,000  Morgan Stanley Dean Witter, 5.800%, 4/1/07............     100,288
   135,000  SLM Corp, 5.625%, 4/10/07.............................     135,122
   100,000  Merrill Lynch & Company, 3.000%, 4/30/07..............      97,964
 1,900,000  Bank One Corp, 7.600%, 5/1/07.........................   1,931,765
   169,000  Citigroup Global Markets, 7.375%, 5/15/07.............     171,280
   275,000  HSBC Finance Corp, 3.870%, 6/7/07.....................     271,040
   125,000  Wells Fargo Company, 6.750%, 6/15/07..................     126,387
 3,645,000  ABN AMRO Bank, 7.125%, 6/18/07........................   3,700,626
   155,000  Bank of New York Company Inc, 5.200%, 7/1/07..........     154,283
   118,000  Citicorp Inc, 7.000%, 7/1/07..........................     119,645
   643,000  Georgia Power Company, 4.875%, 7/15/07................     637,345
   161,000  US Bancorp, 5.100%, 7/15/07...........................     159,887
   250,000  Key Bank NA, 5.000%, 7/17/07..........................     248,065
   373,000  National Rural Utilities, 3.240%, 7/23/07.............     363,449
   375,000  Associates Corp, 5.960%, 5/15/37......................     375,000
                                                                   -----------
            TOTAL CORPORATE BONDS................................. $52,585,252
                                                                   -----------

            VARIABLE RATE DEMAND NOTES -- 55.5%
$  225,000  CA Pollution Control Fin Auth, 5.440%, 7/1/06......... $   225,000
   195,000  Monroe Co NY IDR (Rochester Inst), 5.250%, 7/1/06.....     195,000
   400,000  Alachua Co FL HFA MFH Rev (Brookside Apts),
              5.450%, 7/5/06 .....................................     400,000
   800,000  Berks Co PA IDA Rev, 5.400%, 7/5/06...................     800,000
   310,000  FL HFC Rev (Valencia), 5.450%, 7/5/06.................     310,000
 1,030,000  Greenville SC Mem Aud Dist Pub Fac Corp (Bi-Lo Ctr),
              5.450%, 7/5/06 .....................................   1,030,000
 2,705,000  Hass Door Company & Nofziger Door Company Intl Inc,
              5.420%, 7/5/06 .....................................   2,705,000
   760,000  Schenectady NY IDR (JMR Dev Company), 5.190%, 7/5/06..     760,000

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 55.5% (CONTINUED)
$  805,000  Acme Investment Company, 5.420%, 7/6/06............... $    805,000
   515,000  American Watchmakers Institute, 5.550%, 7/6/06........      515,000
 2,675,000  Baldwin Bone & Joint Med Ctr LLC, 5.600%, 7/6/06......    2,675,000
   250,000  Berks Cardiologists, 5.400%, 7/6/06...................      250,000
   715,000  Brundidge AL Combined Utilities Rev, 6.210%, 7/6/06...      715,000
   375,000  CA Infra & Econ Dev Bk IDR (Bonny Doon), 5.450%,
              7/6/06 .............................................      375,000
   730,000  CA Infra & Econ Dev Bk IDR (Studio Moulding),
              5.450%, 7/6/06 .....................................      730,000
   100,000  CA Infrast & Econ Dev Bk Rev, 5.450%, 7/6/06..........      100,000
   400,000  CA Statewide CDA MFH Rev, 5.430%, 7/6/06..............      400,000
   300,000  CA Statewide CDA Rev (Canyon Hsg), 5.430%, 7/6/06.....      300,000
   340,000  CA Statewide CDA Rev (Cypress Villas), 5.440%,
              7/6/06..............................................      340,000
   495,000  CA Statewide CDA Rev (Oakmont of Stockton LLC),
              5.480%, 7/6/06 .....................................      495,000
   351,100  Campus Research Corp, 5.520%, 7/6/06..................      351,100
   565,000  Carmel IN IDR (Telamon Corp) Ser 1996 B,
              5.520%, 7/6/06 .....................................      565,000
   615,000  Carmel IN IDR (Telemon Corp), 5.520%, 7/6/06..........      615,000
 1,140,000  Century Motors Acura (Elizabeth Connelley Trust),
              5.450%, 7/6/06 .....................................    1,140,000
   930,000  Century Motors VW (Elizabeth Connelley Trust),
              5.450%, 7/6/06 .....................................      930,000
 4,400,000  Class B Revenue Bond Ctf Ser 2004-2, 5.600%, 7/6/06...    4,400,000
   230,000  CO HFA EDR (Super Vacuum Mfg Company), 5.430%,
              7/6/06..............................................      230,000
   200,000  Connelly / Brueshaber Partnership, 5.500%, 7/6/06.....      200,000
 3,115,000  Cunat Brothers Inc (William St Apt), 5.540%, 7/6/06...    3,115,000
   420,000  Cunat Capital Corp (FawnRidge), 5.540%, 7/6/06........      420,000
   675,000  CWB Investment LLC, 5.500%, 7/6/06....................      675,000
   305,000  Diamond Dev Group Inc, 5.550%, 7/6/06.................      305,000
   290,000  Eden Prairie MN IDR (SWB LLC), 5.850%, 7/6/06.........      290,000
   300,000  Employers Resource Associates Inc, 5.450%, 7/6/06.....      300,000
   658,000  Fitch Denney Funeral Home, 5.500%, 7/6/06.............      658,000
   500,000  FL HFC MFH (Avalon Reserve), 5.440%, 7/6/06...........      500,000
   314,000  Greencastle IN EDR (Round Barn Manor Apt),
              5.470%, 7/6/06 .....................................      314,000
 4,220,000  Harter Lincoln Mercury, 5.560%, 7/6/06................    4,220,000
 1,980,000  Heart Center Cascades, 5.400%, 7/6/06.................    1,980,000
   300,000  IL Dev Fin Auth Indl Rev, 5.640%, 7/6/06..............      300,000
   180,000  Jefferson Co KY Student Hsg (ULH Inc), 5.960%,
              7/6/06 .............................................      180,000
 2,615,000  LA HFA MFH Rev (Restoration Baton Rouge),
              5.630%, 7/6/06 .....................................    2,615,000
 3,355,000  LA Loc Govt Environmental Fac (Bioset
              Shreveport), 5.810%, 7/6/06 ........................    3,355,000
   745,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev,
              5.370%, 7/6/06 .....................................      745,000
   330,000  Macatawa Capital, 5.500%, 7/6/06......................      330,000
   605,000  Memphis TN Hlth Ed & Hsg Fac Brd MFH Rev
              (Breezy Point Apt), 5.710%, 7/6/06..................      605,000
   445,000  Miami River Stone Company, 5.500%, 7/6/06.............      445,000
   730,000  Miklin Industries LLC, 5.500%, 7/6/06.................      730,000
   550,000  Monte Cristo Enterprises, 5.540%, 7/6/06..............      550,000
   810,000  Montgomery Co NY IDA Rev (CNB Fin Corp), 5.500%,
              7/6/06 .............................................      810,000
 2,205,000  Moody's Professional Building, 5.710%, 7/6/06.........    2,205,000
 3,800,000  Mountain Agency Inc, 5.500%, 7/6/06...................    3,800,000
 1,660,000  Mountain St University Inc WV Rev, 5.500%, 7/6/06.....    1,660,000
   575,000  MU LLC Taxable Notes, 5.550%, 7/6/06..................      575,000

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 55.5% (CONTINUED)
$  385,000  New York NY IDA Civic Fac Rev, 5.470%, 7/6/06......... $    385,000
 1,280,000  Oklahoma Co OK Fin Auth IDR (Factory Direct),
              5.530%, 7/6/06                                          1,280,000
   290,000  PA St Higher Edl Facs Auth Rev, 5.500%, 7/6/06........      290,000
   200,000  Powell Healthcare, 5.420%, 7/6/06.....................      200,000
 3,935,000  Revenue Bond Ctf Ser 2004-15 (Centennial East
              II Apts), 5.600%, 7/6/06 ...........................    3,935,000
 1,625,000  Revenue Bond Ctf Ser 2004-19 (The Landings),
              5.600%, 7/6/06 .....................................    1,625,000
 3,120,000  Revenue Bond Ctf Ser 2006-3 (Meridian Apts PJ),
              5.600%, 7/6/06 .....................................    3,120,000
 1,012,000  Revenue Bond Ctf Ser 2006-7 (Sterling Park Apts),
              5.600%, 7/6/06 .....................................    1,012,000
    50,000  Richmond TX Higher Ed Fin (Bayou-Houston),
              5.490%, 7/6/06 .....................................       50,000
   300,000  Riverhead NY IDA IDR (Atlantis Marine),
              5.380%, 7/6/06 .....................................      300,000
   815,000  Riverside Co CA IDA IDR (Advance Business),
              5.450%, 7/6/06 .....................................      815,000
 5,090,000  Shehata Said & Shehata, 5.500%, 7/6/06................    5,090,000
   465,000  Shenandoah Valley Ltd, 5.520%, 7/6/06.................      465,000
   685,000  Shumaker Loop & Kendrick, 5.420%, 7/6/06..............      685,000
   718,000  SO Realty LLC, 5.520%, 7/6/06.........................      718,000
 5,375,000  Springfield MO Redev Auth Rev (Univ Plaza Hotel),
              5.550%, 7/6/06 .....................................    5,375,001
    70,000  St Charles Co MO IDA Rev (Austin Co), 5.540%, 7/6/06..       70,000
    75,000  Suffolk Co NY IDR Civic Fac, 5.470%, 7/6/06...........       75,000
 3,100,000  Sycamore Creek Country Club Ser 2003, 5.500%, 7/6/06..    3,100,000
   200,000  Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace),
              5.760%, 7/6/06 .....................................      200,000
   970,000  TKBMN LLC, 5.500%, 7/6/06.............................      970,000
 1,245,000  VP Pack LLC, 5.500%, 7/6/06...........................    1,245,000
   530,000  VT HFA Student Hsg (West Block), 5.440%, 7/6/06.......      530,000
   235,000  WA St HFC MFH Rev (Brittany Park), 5.380%, 7/6/06.....      235,000
 1,230,000  West Covina CA PFA Tax Allocation Rev, 5.430%, 7/6/06.    1,230,000
 1,355,000  Westwood Baptist Church, 5.420%, 7/6/06...............    1,355,000
   250,000  Wilmington Iron & Metal Company, 5.420%, 7/6/06.......      250,000
   515,000  ZECC Investments LLP, 5.550%, 7/6/06..................      515,000
 1,040,000  Community Christian Schools Inc, 5.400%, 7/7/06.......    1,040,000
 2,510,000  Diaz-Upton LLC, 5.400%, 7/7/06........................    2,510,000
   655,000  Green Valley Church (Birmingham), 5.400%, 7/7/06......      655,000
 3,700,000  Medical Realty Group, 5.440%, 7/7/06..................    3,700,000
                                                                   ------------
            TOTAL VARIABLE RATE DEMAND NOTES ..................... $ 97,263,101
                                                                   ------------

            TAXABLE MUNICIPAL BONDS -- 4.6%
 $ 255,000  Edmond OK EDA Student Hsg Rev, 5.250%, 7/1/06......... $    255,000
   600,000  Washington MO IDA Indl Rev, 5.460%, 7/6/06............      600,000
   800,000  Darke Co OH BANS, 5.000%, 7/11/06.....................      800,107
   305,000  IN Bond Bk Rev (Sch Severance Fdg), 4.740%, 7/15/06...      304,997
   285,000  Long Beach CA Pension Oblig, 6.870%, 9/1/06...........      286,199
   250,000  Miami Beach FL Spl Oblig Pension Fdg Rev, 4.240%,
              9/1/06 .............................................      249,681
   375,000  Oakland CA Redev Agy Rev, 5.030%, 9/1/06..............      375,000
 1,000,000  Pittsburgh PA Urban Redev Auth Spl Tax, 4.500%,
              9/1/06                                                  1,000,494
 1,000,000  Lebanon OH LTGO BANS (Telecom), 5.250%, 9/19/06.......    1,001,598
   415,000  Norwalk CA Redev Agy, 4.770%, 10/1/06.................      415,000
   100,000  Cincinnati OH EDR, 3.720%, 11/1/06....................       99,504
   150,000  CA Statewide Cmntys Dev Auth Rev, 4.000%, 11/15/06....      149,083

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES  -- 100.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BONDS -- 4.6% (CONTINUED)
$  200,000  NY State Env Facs Corp Income Tax Rev, 3.230%,
              12/15/06 ........................................... $    198,213
   465,000  Pataskala OH LTGO BANS, 6.000%, 12/29/06..............      466,105
   300,000  Bridgeport CT UTGO, 7.330%, 1/15/07...................      303,764
 1,160,000  Ross Co, OH EDR Notes (Sports & Culture), 5.750%,
              3/15/07 ............................................    1,160,001
   290,000  Miami Beach FL Redev Agy Tax Incrmnt Rev, 8.800%,
              12/1/15 ............................................      299,968
                                                                   ------------
            TOTAL TAXABLE MUNICIPAL BONDS ........................ $  7,964,714
                                                                   ------------

            COMMERCIAL PAPER -- 9.9%
$7,267,000  BNP Paribas Finance, Inc., 7/3/06..................... $  7,264,864
 8,000,000  Fortis Funding LLC, 7/3/06............................    7,997,645
 2,000,000  Merrill Lynch & Company, 7/5/06.......................    1,998,822
                                                                   ------------
            TOTAL COMMERCIAL PAPER ............................... $ 17,261,331
                                                                   ------------

            TOTAL INVESTMENT SECURITIES -- 100.1%
            (Amortized Cost $175,074,398)......................... $175,074,398

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......     (175,463)
                                                                   ------------

            NET ASSETS -- 100.0%.................................. $174,898,935
                                                                   ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 77.5%                            VALUE
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.5%
$2,790,698  Overseas Private Investment Corp, 5.280%, 7/5/06....... $ 2,790,699
   200,000  Overseas Private Investment Corp, 5.300%, 7/5/06.......     200,000
   500,000  Overseas Private Investment Corp, 5.350%, 7/5/06.......     500,000
   975,000  FFCB, 2.125%, 7/17/06..................................     973,624
   200,000  FFCB Discount Note, 4.900%, 7/17/06....................     199,564
   140,000  FHLB, 2.160%, 7/17/06..................................     139,831
   500,000  FHLB, 3.250%, 7/21/06..................................     499,452
   100,000  FHLMC, 6.990%, 7/26/06.................................     100,118
   242,000  FNMA, 4.000%, 7/26/06..................................     241,792
 1,000,000  FHLB, 2.250%, 7/28/06..................................     997,671
   400,000  FHLB, 2.415%, 7/28/06..................................     399,117
   174,000  FHLMC, 2.200%, 7/28/06.................................     173,604
   655,000  FHLMC, 2.600%, 8/7/06..................................     653,257
   100,000  FHLB, 6.375%, 8/15/06..................................     100,100
   100,000  FHLB Discount Note, 5.500%, 8/16/06....................      99,297
   425,000  FNMA, 3.000%, 9/22/06..................................     422,610
   125,000  FHLB, 3.750%, 9/29/06..................................     124,560
   105,000  FHLMC, 3.000%, 9/29/06.................................     104,406
   300,000  FFCB, 2.375%, 10/2/06..................................     297,820
   100,000  FHLMC, 2.750%, 10/6/06.................................      99,335
   150,000  FHLB, 4.250%, 10/11/06.................................     149,538
   355,000  FHLB, 2.625%, 10/16/06.................................     351,992
   100,000  FHLB, 2.875%, 10/25/06.................................      99,158
   100,000  FHLB, 3.800%, 11/17/06.................................      99,469
   500,000  FHLB, 3.230%, 11/28/06.................................     495,790
   150,000  FHLB, 3.820%, 11/28/06.................................     149,158
   300,000  FFCB, 3.750%, 12/5/06..................................     297,994
   400,000  FNMA, 2.450%, 12/19/06.................................     395,499
   105,000  FHLB, 2.625%, 12/26/06.................................     103,661
   700,000  FNMA, 3.000%, 12/26/06.................................     692,873
   195,000  FHLB, 3.100%, 12/28/06.................................     192,835
   100,000  FHLB, 3.785%, 12/28/06.................................      99,308
   125,000  FNMA, 4.750%, 1/2/07...................................     124,546
   300,000  FHLB, 2.260%, 1/16/07..................................     295,064
   155,000  FHLB, 5.200%, 2/5/07...................................     154,571
   200,000  FNMA, 3.000%, 3/2/07...................................     196,592
   240,000  FHLB, 4.500%, 5/11/07..................................     237,983
   190,000  FHLB, 3.530%, 5/23/07..................................     186,609
                                                                    -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .............. $13,439,497
                                                                    -----------

TOUCHSTONE INVESTMENT TRUST
U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 77.5% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 13.0%
$1,350,000  FL HFC Rev (Tuscany)................................... $ 1,350,000
                Guarantor:  FNMA, 5.510%, 7/6/06
 1,050,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts) ....   1,050,000
              Guarantor: FNMA, 5.380%, 7/6/060
   300,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)..............     300,000
              Guarantor: FNMA, 5.380%, 7/6/06                       -----------
            TOTAL VARIABLE RATE DEMAND NOTES....................... $ 2,700,000
                                                                    -----------

            TOTAL INVESTMENT SECURITIES -- 77.5%................... $16,139,497
                                                                    -----------

--------------------------------------------------------------------------------
   FACE
  AMOUNT    REPURCHASE AGREEMENTS -- 22.5%                             VALUE
--------------------------------------------------------------------------------
$4,678,000  BMO Capital Markets Repurchase Agreement 5.20% dated
            06/30/06 due 07/03/06 repurchase proceeds $4,680,027
            (Collateralized by Government Agency Obligations with
            maturities to 03/15/2031 market value $4,771,868) ..... $ 4,678,000
                                                                    -----------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE
              AGREEMENTS -- 100.0%
            (Amortized Cost $20,817,497)........................... $20,817,497

            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%..........      (8,150)
                                                                    -----------

            NET ASSETS -- 100.0%................................... $20,809,347
                                                                    ===========

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

PORTFOLIO SECURITIES LOANED

As of June 30, 2006, the High Yield Fund had loaned corporate bonds having a fair value of approximately $2,589,719 and had received collateral valued at $2,691,441 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

TOUCHSTONE INVESTMENT TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of June 30, 2006, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:

--------------------------------------------------------------------------------
                                        Gross           Gross          Net
                        Federal       Unrealized     Unrealized     Unrealized
                       Tax Cost      Appreciation   Depreciation   Depreciation
--------------------------------------------------------------------------------
Core Bond Fund ..... $59,532,204     $    24,969    $(1,556,864)   $(1,531,895)
High Yield Fund .... $97,203,882     $ 1,069,010    $(3,372,047)   $(2,303,037)

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CDA - Communities Development Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
HFC - Housing Finance Coporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
TBA - To Be Announced
UTGO - Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust

By:    /s/ Jill T. McGruder
       ------------------------------
Name:  Jill T. McGruder
Title: President
Date:  August 24, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller
Date:  August 28, 2006